Share-Based Compensation (Details) - Schedule of employees and directors stock options - Employees’ and directors stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-Based Compensation (Details) - Schedule of employees and directors stock options [Line Items]
Number of options, Outstanding at beginning of period	1,195,563	1,097,943	1,125,927	1,083,023
Weighted average exercise price, Outstanding at beginning of period	$ 6.30	$ 6.01	$ 6.47	$ 4.79
Number of options, Pre-merger Bioblast options				15,500
Weighted average exercise price, Pre-merger Bioblast options				$ 90.16
Number of options, Granted	250,000		320,000	2,421
Weighted average exercise price, Granted	$ 3.66		$ 3.89	$ 12.21
Number of options, Forfeited and expired	(31,070)	(6,292)	(31,434)	(8,071)
Weighted average exercise price, Forfeited and expired	$ 6.36	$ 7.23	$ 6.39	$ 0.91
Number of options, Exercised	(35,895)		(35,895)	(1,222)
Weighted average exercise price, Exercised	$ 2.69		$ 2.69	$ 3.39
Number of options. Outstanding at end of period	1,378,598	1,091,651	1,378,598	1,091,651
Weighted average exercise price, Outstanding at end of period	$ 6.15	$ 6.01	$ 6.15	$ 6.01
Number of options, Exercisable at end of period	692,032	553,331	692,032	553,331
Weighted average exercise price, Exercisable at end of period	$ 5.96	$ 6.03	$ 5.96	$ 6.03
Number of options, Non-vested at beginning of the period	482,010	544,612	425,895	625,302
Weighted average exercise price, Non-vested at beginning of the period	$ 7.20	$ 6.02	$ 7.21	$ 5.58
Number of options, Granted	250,000		320,000	2,421
Weighted average exercise price, Granted	$ 3.66		$ 3.89	$ 12.21
Number of options, Vested during the year	(14,374)		(28,259)	(81,332)
Weighted average exercise price, Vested during the year	$ 3.63		$ 3.09	$ 3.22
Number of options, Forfeited during the year	(31,070)	(6,292)	(31,070)	(8,071)
Weighted average exercise price, Forfeited during the year	$ 6.38	$ 7.23	$ 6.37	$ 0.91
Number of options, Non-vested at the end of the period	686,566	538,320	686,566	538,320
Weighted average exercise price, Non-vested at the end of the period	$ 5.79	$ 6.08	$ 5.79	$ 6.08